Note 4 - Securities	3 Months Ended
Jan. 31, 2026
Statement Line Items [Line Items]
Disclosure of debt instruments [text block]
4.	Securities:

As at January 31, 2026, the Bank held securities totaling $101.3 million ( October 31, 2025 - $80.9 million), including accrued interest, comprised of US Treasury Bills with a carrying value of $91.7 million, Government of Canada Treasury Bills with a carrying value of $2.1 million and other securities with a carrying value of $7.5 million.